[Sutherland, Asbill & Brennan LLP letterhead]
             ATLANTA o AUSTIN o NEW YORK o TALLAHASSEE o WASHINGTON

1275 PENNSYLVANIA AVENUE, N.W.                               TEL: (202) 383-0100
 WASHINGTON, D.C. 20004-2415                                 FAX: (202) 637-3593
                                    June 1, 1998

    STEPHEN E. ROTH
DIRECT LINE: (202) 383-0158
Internet: sroth@sablaw.com


VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

             Re:   Life of Virginia Separate Account II (File No. 333-41031)

Commissioners:

             On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus dated May 1, 1998 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

             If you have any questions regarding this certification, please call the undersigned at (202) 383-0158.


                                       Sincerely,

                                       /s/ Stephen E. Roth
                                       -------------------
                                       Stephen E. Roth


cc:   Laurie Deusebio
      Pamela K. Ellis